Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues and Other Income
Gross revenues	$ 54,881	$ 52,206
Less: royalties	(4,192)	(3,114)
Other income	445	1,654
Total Revenues and Other Income	51,134	50,746
Expenses
Purchases of crude oil and products	19,115	18,215
Operating, selling and general	13,059	13,383
Transportation and distribution	1,842	1,775
Depreciation, depletion, amortization and impairment	6,954	6,435
Exploration	92	74
Gain on disposal of assets	(25)	(992)
Financing expenses	1,910	1,267
Total Expenses	42,947	40,157
Earnings (Loss) before Income Taxes	8,187	10,589
Income Tax Expense (Recovery)
Current	2,465	1,734
Deferred	(294)	560
Total Income Tax Expense (Recovery)	2,171	2,294
Net Earnings	6,016	8,295
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	153	74
Items That Will Not be Reclassified to Earnings:
Actuarial gain on employee retirement benefit plans, net of income taxes	590	128
Other Comprehensive Income	743	202
Total Comprehensive Income	$ 6,759	$ 8,497
Per Common Share (dollars)
Net earnings - basic	$ 4.72	$ 6.34
Net earnings - diluted	4.72	6.33
Cash dividends	$ 2.22	$ 2.11